Investor A Institutional [Member] Annual Total Returns	12 Months Ended
Dec. 31, 2025
Investor A, Institutional | BlackRock LifePath ESG Index 2070 Fund | Investor A
Prospectus [Line Items]
Annual Return [Percent]	21.07%